Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET) (Detail) - Board of directors [member] - SEK (kr)
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes Of Employee Benefits Expense [line items]
Salary	kr 128,252,290	kr 115,790,992
Annual variable remuneration provision earned for the year	52,507,185	37,992,529
Long-term variable compensation provision	91,962,483	82,348,162
Pension costs	50,455,851	48,799,296
Other beneﬁts	11,755,319	15,130,689
Social charges and taxes	80,103,179	73,882,014
Total	415,036,307	373,943,682
The President and CEO [member]
Classes Of Employee Benefits Expense [line items]
Salary	18,208,859	17,727,726
Long-term variable compensation provision	43,701,650	41,110,656
Pension costs	9,569,049	9,113,376
Other beneﬁts	555,688	770,276
Social charges and taxes	22,633,474	21,592,463
Total	94,668,720	90,314,497
Other Members of Executive Team [member]
Classes Of Employee Benefits Expense [line items]
Salary	110,043,431	98,063,266
Annual variable remuneration provision earned for the year	52,507,185	37,992,529
Long-term variable compensation provision	48,260,833	41,237,506
Pension costs	40,886,802	39,685,920
Other beneﬁts	11,199,631	14,360,413
Social charges and taxes	57,469,705	52,289,551
Total	kr 320,367,587	kr 283,629,185